Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and General Information - LNG/ Cs vessels acquired (Table)

Hull Number/Vessel name	Capacity in Cubic Meters (“CBM”)	Delivery/ Expected delivery date to the Partnership
Hull 3315 – LNG/C Amore Mio I	174,000	Delivered on December 21, 2023
Initial Vessels
Hull 3316 – LNG/C Axios II	174,000	Delivered on January 2, 2024
Hull 3341 – LNG/C Assos	174,000	May 2024
Hull 3342 – LNG/C Apostolos	174,000	June 2024
Hull 8140 – LNG/C Aktoras	174,000	July 2024
Hull 8198 – LNG/C Archimidis	174,000	January 2026
Hull 8199 – LNG/C Agamemnon	174,000	March 2026
Remaining Vessels
Hull 8202 – LNG/C Alcaios I	174,000	September 2026
Hull 8203 – LNG/C Antaios I	174,000	November 2026
Hull 8206 – LNG/C Athlos	174,000	February 2027
Hull 8207 – LNG/C Archon	174,000	March 2027

Basis of Presentation and General Information - Description of Standby Purchase Agreement (Table)

Description	Common Units	Subscription Price per Common Unit	Value
Common Units subscribed for in the Rights Offering	445,988	$14.25	$6,355
Units issued to CMTC pursuant to the Standby Purchase Agreement	34,641,731	14.25	493,645
Total Units Issued	35,087,719	$14.25	$500,000

Basis of Presentation and General Information - Description of Amounts Paid or Deemed by the Partnership and CMTC (Table)

Description	Method of Settlement	Value
From the Partnership to CMTC
10% deposit on the Initial Vessels	Netted against the amount due from CMTC pursuant to the Standby Purchase Agreement	$174,400
Payment for the Remaining Vessels		138,100
Part of purchase price of LNG/C Amore Mio I		141,683
Total		$454,183
From CMTC to the Partnership
Total amount due pursuant to the Standby Purchase Agreement	Netted against the total amount due from the Partnership	$454,183
	Cash settlement	39,462
Total		$493,645

Basis of Presentation and General Information - List of Subsidiaries (Table)

Subsidiary	Date of Incorporation	Name of Vessel Owned by Subsidiary	Deadweight (“DWT”)	Date acquired by the Partnership/ Estimated delivery dates	Date acquired by CMTC or CGC Operating Corp. (“CGC”)
Capital Product Operating LLC	01/16/2007	—	—	—	—
CPLP Shipping Holdings PLC	08/14/2021	—	—	—	—
CPLP Gas Operating Corp.	08/24/2021	—	—	—	—
Patroklos Marine Corp.	06/17/2008	M/V Cape Agamemnon (1)	179,221	06/09/2011	01/25/2011
Agamemnon Container Carrier Corp.	04/19/2012	M/V Agamemnon (2)	108,892	12/22/2012	06/28/2012
Archimidis Container Carrier Corp.	04/19/2012	M/V Archimidis (2)	108,892	12/22/2012	06/22/2012
Anax Container Carrier S.A.	04/08/2011	M/V Hyundai Prestige	63,010	09/11/2013	02/19/2013
Hercules Container Carrier S.A.	04/08/2011	M/V Hyundai Premium	63,010	03/20/2013	03/11/2013
Iason Container Carrier S.A.	04/08/2011	M/V Hyundai Paramount	63,010	03/27/2013	03/27/2013
Thiseas Container Carrier S.A.	04/08/2011	M/V Hyundai Privilege	63,010	09/11/2013	05/31/2013
Cronus Container Carrier S.A.	07/19/2011	M/V Hyundai Platinum	63,010	09/11/2013	06/14/2013
Dias Container Carrier S.A.	05/16/2013	M/V Akadimos	115,534	06/10/2015	06/10/2015
Poseidon Container Carrier S.A.	05/16/2013	M/V Adonis (3)	115,639	09/18/2015	09/18/2015
Atrotos Container Carrier S.A.	10/25/2013	M/V CMA CGM Magdalena (3)	115,639	02/26/2016	02/26/2016
Deka Container Carrier S.A.	03/28/2017	M/V Athenian (4)	118,834	01/22/2020	04/28/2017
Jupiter Container Carrier S.A.	03/28/2017	M/V Athos (4)	118,888	01/23/2020	05/19/2017
Nikitis Container Carrier S.A.	03/28/2017	M/V Aristomenis (4)	118,712	01/23/2020	06/27/2017
Neos Container Carriers Corp.	09/04/2020	M/V Long Beach Express (5)	68,618	02/25/2021	01/07/2021
Maistros Container Carriers Corp.	09/04/2020	M/V Seattle Express (4)	68,411	02/25/2021	01/07/2021
Filos Container Carriers Corp.	09/04/2020	M/V Fos Express (4)	68,579	02/25/2021	01/07/2021
Panormos Container Carrier S.A.	12/17/2020	M/V Manzanillo Express	142,411	10/12/2022	10/12/2022
Ektoras Container Carrier S.A.	12/17/2020	M/V Itajai Express	142,411	01/10/2023	01/10/2023
Monos Container Carrier S.A.	02/05/2021	M/V Buenaventura Express	142,411	06/20/2023	06/20/2023
Assos Gas Carrier Corp.	07/16/2018	LNG/C Aristos I	81,978	09/03/2021	11/12/2020
Dias Gas Carrier Corp.	07/16/2018	LNG/C Aristarchos	81,956	09/03/2021	06/15/2021
Atrotos Gas Carrier Corp.	07/16/2018	LNG/C Aristidis I	81,898	12/16/2021	01/04/2021
Poseidon Gas Carrier Corp.	07/16/2018	LNG/C Attalos	81,850	11/18/2021	08/13/2021
Maximus Gas Carrier Corp.	04/10/2019	LNG/C Asklipios	81,882	11/18/2021	09/29/2021
Kronos Gas Carrier Corp.	02/04/2019	LNG/C Adamastos	82,095	11/29/2021	08/23/2021
Hermes Gas Carrier Corp.	07/05/2019	LNG/C Asterix I	81,932	02/17/2023	02/17/2023
Omega Gas Carriers Corp.	06/18/2021	LNG/C Amore Mio I	82,076	12/21/2023	10/31/2023
Aqua Gas Carrier Corp.	01/17/2023	LNG/C Alcaios I (Hull – 8202) (6)	—	09/2026 (7)	—
Mare Gas Carrier Corp.	01/17/2023	LNG/C Antaios I (Hull – 8203) (6)	—	11/2026 (7)	—
Polis Gas Carrier Corp.	03/27/2023	LNG/C Athlos (Hull – 8206) (6)	—	02/2027 (7)	—
Elpis Gas Carrier Corp.	03/27/2023	LNG/C Archon (Hull – 8207) (6)	—	03/2027 (7)	—

(1)	Vessel was disposed in 2023
(2)	Vessels were disposed in 2022
(3)	Vessels were disposed in 2021
(4)	Vessels agreed to be disposed in 2024
(5)	Vessel classified as held for sale as of December 31, 2023
(6)	Vessels are under construction
(7)	Estimated delivery dates for newbuild vessels as of December 31, 2023